CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 26,470	$ 28,417	$ 43,878
Accounts receivable, net of allowance for doubtful accounts of $17,450, $17,450 and $0 in 2018 and 2017 and 2016	1,550	22,820	35,630
Inventories	54,462	57,257	63,085
Prepaid expenses and other current assets	10,721	11,034	60,502
Total Current Assets	93,203	119,528	203,095
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $191,206, $172,783 and $108,886 in 2018 and 2017 and 2016, respectively	466,994	483,931	480,847
DEPOSITS	3,341	3,341	841
TOTAL ASSETS	563,538	606,800	684,783
CURRENT LIABILITY:
Accounts payable and accrued expenses	481,858	452,710	390,530
Notes payable to related party	630,400	558,400	0
Payable to related parties	82,916	81,058	4,000
Total Current Liability	1,195,174	1,092,168	394,530
Total Liabilities	1,195,174	1,092,168	394,530
Commitments and contingencies
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value; 150,000,000 shares authorized; 18,093,000, 17,539,982 and 16,931,816 shares issued and outstanding at March 31, 2018 and December 31, 2017 and 2016, respectively	18,093	17,540	16,932
Additional paid-in capital	4,737,007	4,451,038	3,393,539
Accumulated deficit	(5,386,736)	(4,953,946)	(3,120,218)
Total Stockholders’ Deficit	(631,636)	(485,368)	290,253
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 563,538	$ 606,800	$ 684,783